Other Current Liabilities and Accrued Expenses - Schedule of Other Current Liabilities and Accrued Expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Other Current Liabilities And Accrued Expenses [Abstract]
Advertising fees payable	$ 1,513,400	$ 1,233,300
Amount due to Armonia	300,000
Accrued payroll	188,200	214,500
Other tax payable	105,500	91,400
Others	470,700	298,400
Other Current Liabilities And Accrued Expenses	$ 2,577,800	$ 1,837,600